SHARE BASED COMPENSATION - Schedule of Assumptions Used For Option Grants (Details) - Share-Based Payment Arrangement, Option [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	2.60%	0.86%	0.86%	0.53%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	42.00%	36.00%	36.00%	36.00%
Expected life (years)	6 years	5 years	5 years	5 years
Fair value per stock option issued			$ 3.21	$ 0.15